Original Issue Discount Senior Secured Convertible Promissory Note (Details Textual)	12 Months Ended
	Dec. 31, 2009 USD ($) Unit $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2011 $ / shares	Dec. 31, 2010 $ / shares	Dec. 31, 2008 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 1.05
Warrant
Class of Warrant or Right [Line Items]
Number of units issued in connection with warrants issue | Unit	26.6
Number of common stock called by warrants | shares	2,660,000
Exercise price of warrants	$ 0.10	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.10
Proceeds from issuance of private placement | $	$ 990,000
Value of warrants | $	$ 50,000
Warrant | Private Placement
Class of Warrant or Right [Line Items]
Number of common stock called by warrants | shares	2,660,000
Exercise price of warrants	$ 1.25
Original Issue Discount Senior Secured Convertible Promissory Notes
Class of Warrant or Right [Line Items]
Aggregate principal amount of 2009 notes | $	$ 2,660,000
Aggregate principal amount of shares | shares	2,660,000
Debt instrument convertible conversion price	$ 1.25
Initial conversion price	$ 1.00
Placement Agent Warrants
Class of Warrant or Right [Line Items]
Number of common stock called by warrants | shares	725,300
Exercise price of warrants	$ 1.05
Original Issue Discount Senior Secured Convertible Promissory Notes Tranche 3
Class of Warrant or Right [Line Items]
Initial conversion price	$ 1.00